Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at Dec. 31, 2018	$ 7,071	$ 3,591,212	$ 1,401,725	$ 5,000,008
Balance (in Shares) at Dec. 31, 2018	7,070,627
Change in value of common stock subject to possible redemption	$ 78	(2,533,184)		(2,533,106)
Change in value of common stock subject to possible redemption (in Shares)	77,899
Net income (loss)			2,533,106	2,533,106
Balance at Dec. 31, 2019	$ 7,149	1,058,028	3,934,831	5,000,008
Balance (in Shares) at Dec. 31, 2019	7,148,526
Change in value of common stock subject to possible redemption	$ 58	243		301
Change in value of common stock subject to possible redemption (in Shares)	58,275
Net income (loss)			(305)	(305)
Balance at Mar. 31, 2020	$ 7,207	1,058,271	3,934,526	5,000,004
Balance (in Shares) at Mar. 31, 2020	7,206,801
Balance at Dec. 31, 2019	$ 7,149	1,058,028	3,934,831	5,000,008
Balance (in Shares) at Dec. 31, 2019	7,148,526
Change in value of common stock subject to possible redemption	$ 937	7,523,605		7,524,542
Change in value of common stock subject to possible redemption (in Shares)	937,689
Initial measurement of private placement warrants accounted for as liabilities		(368,000)		(368,000)
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability		(3,990,000)		(3,990,000)
Net income (loss)			(3,166,547)	(3,166,547)
Balance at Dec. 31, 2020	$ 8,086	4,223,633	768,284	5,000,003
Balance (in Shares) at Dec. 31, 2020	8,086,215
Change in value of common stock subject to possible redemption	$ (21)	(200,885)		(200,906)
Change in value of common stock subject to possible redemption (in Shares)	(21,377)
Net income (loss)			200,913	200,913
Balance at Mar. 31, 2021	$ 8,065	$ 4,022,748	$ 969,197	$ 5,000,010
Balance (in Shares) at Mar. 31, 2021	8,064,838